Income Taxes - Income taxes paid, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Chinese mainland	$ 2,517
Non-Chinese mainland	17
Total cash paid for income taxes, net of refunds	$ 2,534	$ 2,687	$ 2,819